BORROWINGS - Short term borrowings (Details) £ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Jun. 30, 2023 USD ($)
Borrowings
Current	£ 1,097	£ 437
Borrowings	9,865	10,440
Commercial paper
Borrowings
Current	463	302
Borrowings	463	£ 302
Commercial paper | Euro
Borrowings
Nominal value	2,000
Commercial paper | USD
Borrowings
Nominal value	£ 10,000
Commercial paper | Weighted Average
Borrowings
Interest rate	4.81%	3.23%	4.81%
Short-term bank loans
Borrowings
Current	£ 15	£ 18
Short-term bank loans | Weighted Average
Borrowings
Interest rate	6.85%	6.70%	6.85%
Pre-Separation Programme Notes
Borrowings
Current		£ 0
Average effective pre-swap interest rate	3.00%	3.07%
Pre-Separation USD Notes
Borrowings
Current	£ 553		$ 700
Average effective pre-swap interest rate	3.00%	0.00%